Provisions - Schedule of provision for employee commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions [abstract]
Employer contribution costs on share-based compensation plans	€ 1,497	€ 81
Phantom shares	7	1
Retirement termination benefits	171	515
Leaving indemnities and restructurings	4,671	964
BALANCE AS AT CLOSING DATE	6,346	1,561
Less non-current portion	697	546
CURRENT PORTION	€ 5,649	€ 1,015